ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
ACCOUNTS RECEIVABLE AND CONTRACT ASSETS, NET
Schedule of accounts receivable, net

	As of December 31,
	2022	2023
	RMB	RMB

	(in thousands)
New home transaction services	5,406,009	3,750,996
Existing home transaction services	385,231	483,901
Home renovation and furnishing	103,641	99,935
Emerging and other services	131,959	248,803
Accounts receivable	6,026,840	4,583,635
Allowance for credit losses	(1,951,419)	(1,566,129)
Accounts receivable, net	4,075,421	3,017,506

Schedule of contract assets, net

	As of December 31,
	2022	2023
	RMB	RMB

	(in thousands)
Contract assets – gross	224,660	273,661
Allowance for credit losses	(137,059)	(114,998)
Contract assets, net	87,601	158,663

Schedule of movements in the allowance for credit losses of accounts receivable

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB

	(in thousands)
Balance at the beginning of the year	(1,122,218)	(2,151,271)	(1,951,419)
Reversal/(Additions)	(1,216,517)	76,184	(174,237)
Write‑offs	187,464	123,668	559,527
Balance at the end of the year	(2,151,271)	(1,951,419)	(1,566,129)

Accounts Receivable, Noncurrent, Past Due

	As of December 31,
	2022	2023
	RMB	RMB

	(in thousands)
– Up to 3 months	2,389,431	2,056,388
– 3 months to 1 year	1,161,639	617,635
– Over 1 year	2,475,770	1,909,612
Accounts receivable	6,026,840	4,583,635
Less: allowance for credit losses	(1,951,419)	(1,566,129)
Accounts receivable, net	4,075,421	3,017,506